Leases - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Payments	$ 1,456	$ 1,300	$ 924
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 109	$ 910	$ 3,940
Operating Lease, Weighted Average Remaining Lease Term	2 years 1 month 6 days	2 years 9 months 18 days	3 years 3 months 3 days
Operating Lease, Weighted Average Discount Rate, Percent	2.69%	2.35%	1.29%